Shareholder Report, Holdings (Details) - Multi-Manager Alternative Strategies Fund - Institutional Class	Feb. 28, 2025
Long Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Short Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%